CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Consolidated Comprehensive (Loss) Income	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Nam Tai Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 370,312		$ 448	$ 282,767	$ 39,054	$ (8)	$ 322,261	$ 48,051
Beginning Balance (in shares) at Dec. 31, 2008			44,803,735
Equity-settled share-based payment	67			67			67
Purchases of a Subsidiary's shares from noncontrolling interests	(43,434)			2,430			2,430	(45,864)
Consolidated net (loss) income	(535)	(535)			1,652		1,652	(2,187)
Consolidated comprehensive income (loss)		(535)
Ending Balance at Dec. 31, 2009	326,410		448	285,264	40,706	(8)	326,410
Ending Balance (in shares) at Dec. 31, 2009			44,803,735
Equity-settled share-based payment	95			95			95
Deemed contribution of services	1,584			1,584			1,584
Consolidated net (loss) income	15,006	15,006			15,006		15,006
Consolidated comprehensive income (loss)		15,006
Cash dividends ($0.28 per share in 2011 and $0.20 per share in 2010)	(8,961)				(8,961)		(8,961)
Ending Balance at Dec. 31, 2010	334,134		448	286,943	46,751	(8)	334,134
Ending Balance (in shares) at Dec. 31, 2010			44,803,735
Equity-settled share-based payment	112			112			112
Consolidated net (loss) income	505	505			505		505
Consolidated comprehensive income (loss)		505
Cash dividends ($0.28 per share in 2011 and $0.20 per share in 2010)	(12,545)				(12,545)		(12,545)
Ending Balance at Dec. 31, 2011	$ 322,206		$ 448	$ 287,055	$ 34,711	$ (8)	$ 322,206
Ending Balance (in shares) at Dec. 31, 2011			44,803,735